                                                                                    Securities Act Registration No. 333-151913

Investment Act Registration No. 811-04473

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]

Pre-Effective Amendment No. __	[ ]

Post-Effective Amendment No. _7	[X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ ]

Amendment No. 61	[X]

________________________

AMERITAS VARIABLE SEPARATE ACCOUNT V

(Exact Name of Registrant)

________________________

AMERITAS LIFE INSURANCE CORP.

(Name of Depositor)

5900 "O" Street

Lincoln, Nebraska 68510

402-467-1122

________________________

Robert G. Lange

Vice President, General Counsel & Assistant Secretary, Individual

Ameritas Life Insurance Corp.

5900 "O" Street

Lincoln, Nebraska 68510

402-467-1122

________________________

Approximate Date of Proposed Public Offering:  as soon as practicable after effective date.

It is proposed that this filing will become effective:

[ ]	60 days after filing pursuant to paragraph a of Rule 485
[ ]	on ___________ pursuant to paragraph a of Rule 485
[ ]	on ___________ pursuant to paragraph b of Rule 485
[X]	immediately upon filing pursuant to paragraph b of Rule 485

If appropriate, check the following box:
[ ]	this post-effective amendment designates a new effective date for a previously filed post-
effective amendment.

TITLE OF SECURITIES BEING REGISTERED:  SECURITIES OF UNIT INVESTMENT TRUST

Excel Performance VUL

Explanatory Note

Registrant is filing this post-effective amendment (“Amendment”) to the Registration Statement (File No. 333-151913) for the purpose of adding a prospectus supplement to describe changes to the investment options available under the policies described in the prospectus. This Amendment does not amend or delete any part of the Registration Statement, except as specifically noted herein. For avoidance of doubt, the prospectus and statement of additional information contained in Post-Effective Amendment No. 6 to the Registration Statement are hereby incorporated by reference to the extent required by applicable law.

Ameritas Life Insurance Corp.

("Ameritas Life")

Ameritas Variable Separate Account V

("Separate Account")

Excel Performance VUL

Prospectus dated May 1, 2013

Supplement dated August 16, 2013

This supplement describes changes to the variable investment options available under your Excel Performance VUL Policy. You should read this information carefully and retain this supplement for future reference together with the Prospectus for your Policy.    [All capitalized terms used but not defined herein have the same meaning as those included in the Prospectus.]

New Variable Investment Option

1.       The TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES chart in the PORTFOLIO COMPANY OPERATING EXPENSES section is replaced with the following chart:

TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES Expenses that are deducted from portfolio company assets, including management fees, distribution and/or service (12b-1) fees, and other expenses	Minimum	Maximum
Before any Waivers and Reductions	0.26% (1)	1.65% (2)
After any Waivers and Reductions (explained in the footnotes at the end of this section)	0.26% (1)	1.42% (2)

(1)   Fidelity® VIP Money Market, Initial Class

(2)   The Universal Institutional Funds, Inc. Emerging Markets Equity

2.       The table of Portfolio Company Operating Expenses (for the year ended December 31, 2012) is revised to include the following:

• Subaccount’s underlying Portfolio Name *	Management Fees	12b-1 Fees	Other Fees	Acquired Fund Fees and Expenses	Total Portfolio Fees	Waivers and Reductions	Total Expenses after Waivers and Reductions, if any
FIDELITY ®VIP, Initial Class
Money Market	0.17%	-	0.09%	-	0.26%	-	0.26%

*      Short cites are used in these lists.  The Separate Account Variable Investment Options section of the prospectus uses complete fund and portfolio names.

3.     The table of Separate Account Variable Investment Options is revised to include the following:

FUND NAME Portfolio Name – Subadviser(s)	INVESTMENT ADVISER Portfolio Type / Summary of Investment Objective
Fidelity® Variable Insurance Products Fund	Fidelity Management & Research Company
Money Market [1,2]	Current income.
Subadvisers: (1) Fidelity Investments Money Management, Inc. and (2) other investment advisers serve as sub-advisers for the fund.

4.     For Policies purchased on and after August 16, 2013, all references in the prospectus to a money market subaccount will continue to refer to the subaccount funded by the Calvert VP Money Market Portfolio of the Calvert Variable Services Inc. ("CVSI").

Portfolio Substitution

5.   We have filed an application with the Securities and Exchange Commission (the "SEC") seeking an order approving the substitution of shares of the Fidelity VIP Money Market Portfolio, Initial Class for shares of the Calvert VP Money Market Portfolio.

The effect of the substitution would permit us to replace the Calvert VP Money Market Portfolio ("Existing Fund") with the Fidelity VIP Money Market Portfolio ("Replacement Fund") as an investment option under the Policies.  The Existing Fund and Replacement Fund are described in their respective summary prospectuses, which are available at no charge by contacting Customer Service at 1-800-745-1112, or by logging into your account on the internet service center at Ameritas.com.

Until the date of the substitution, Policy value currently allocated to the Calvert VP Money Market Portfolio may remain invested in the corresponding Subaccount, and transfers of Policy value into and out of that Subaccount will be allowed.  Any allocation to the Calvert VP Money Market Portfolio pursuant to an asset allocation model will continue according to the model until the date of any substitution unless we receive different allocation instructions from you.

We anticipate the substitution will occur on or around November 15, 2013.  From the date of this supplement to the date of the substitution, if you have allocations to the Calvert VP Money Market Portfolio Subaccount, you may transfer such allocations to any other available Subaccount without any charge or limitation (except potentially harmful transfers (see “Disruptive Trading Procedures” in the Prospectus)) and without the transfer counting toward the number of free transfers that otherwise may be made in a given Policy Year.

If carried out, the proposed substitution would result in any Policy value you have allocated to the Subaccount funded by the Existing Fund being, in effect, transferred at relative net asset value to a Subaccount investing in the Replacement Fund.  We will pay all expenses incurred in connection with the substitution.   There would be no tax consequences resulting from this exchange.  After the substitution, the Subaccount funded by the Existing Fund will no longer be available for investment under the Policy.

Once the substitution occurs, unless you instruct us otherwise, any existing or future instruction that designates the Subaccount funded by the Existing Fund will be deemed to be an instruction for the Subaccount funded by the Replacement Fund.    This includes, but is not limited to, instructions for purchase payments, partial withdrawals, and transfer instructions (including instructions under any automatic or systematic transfer option).  All references in your prospectus to the Existing Fund will be replaced with a reference to the Replacement Fund.

From the date of the substitution, until at least thirty (30) days after the substitution, you are permitted to transfer Policy value out of the  Subaccount investing in the Replacement Fund to one or more other Subaccounts or the fixed account (if available) within the Policy without any charge or limitation (except potentially harmful transfers (see “Disruptive Trading Procedures” in the Prospectus)) and without the transfer being treated as one of a limited number of free transfers allowed under your Policy.  If you would like to make a transfer of Policy value, please contact Customer Service at 1-800-745-1112, or log into your account on the internet service center at Ameritas.com.

Information about the Replacement Fund, its investment policy, risks, fees and expenses and other aspects of its operations, can be found in its prospectus, which you should read carefully.  THERE IS NO ASSURANCE THAT ANY NEW FUND WILL ACHIEVE ITS STATED OBJECTIVE.

If you have any questions about this proposed substitution, please contact a Customer Service representative at 1-800-745-1112.

All other provisions of your Policy remain as stated in your Policy and prospectus.

Please retain this Supplement with the current prospectus for your variable Policy issued by

Ameritas Life Insurance Corp.

If you do not have a current prospectus, please contact Ameritas Life at 1-800-745-1112.

PART C

                                                                                  OTHER INFORMATION

Item 26.         Exhibits

Exhibit
Number		Description of Exhibit
(a)	(1)	Board of Directors Resolution of Ameritas Variable Life Insurance Company Establishing Ameritas Variable
Separate Account V (formerly known as Ameritas Variable Life Insurance Company Separate Account V.) [1]
(a)	(2)	Resolution of Board of Directors of Ameritas Life Insurance Corp. authorizing the transfer of Ameritas Variable
Life Insurance Company Separate Account V to Ameritas Life Insurance Corp. [2]
(b)		Custodian Agreements. Not Applicable.
(c)	(1)	Principal Underwriting Agreement and Amendment. [3]
(c)	(2)	Selling Agreement. [4]
(d)		Form of Policy. [5]
(e)		Form of Application.[5]
(f)		Articles of Incorporation of Ameritas Life Insurance Corp. [6]
Bylaws of Ameritas Life Insurance Corp. [7]
(g)		Reinsurance Agreements. [8,9]
(h)		Participation Agreements:
	(1)	AIM Variable Investment Trust [10]
	(2)	The Alger American Fund. [11]
	(3)	ALPS Variable Investors Fund [12]
	(4)	American Century Investments. [5]
	(5)	Calvert Variable Products, Inc. [12]
	(6)	Calvert Variable Series, Inc. [12]
	(7)	DWS Variable Series I and II. [13]
	(8)	Fidelity Variable Insurance Products Funds. [13]
	(9)	Franklin Templeton Variable Insurance Products Trust. [10]
	(10)	MFS Variable Insurance Trust. [1]
	(11)	Neuberger Berman Advisers Management Trust. [6]
	(12)	Oppenheimer Variable Account Funds. [10]
	(13)	PIMCO Variable Insurance Trust. [13]
	(14)	T. Rowe Price Equity Series, Inc. [5]
	(15)	Third Avenue Variable Series Trust. [5]
	(16)	The Universal Institutional Funds, Inc. [1]
	(17)	Ivy Funds Variable Insurance Portfolios, Inc. [14]
(i)		Administrative Contracts.
	(1)	General Administrative Services Agreement [15]
	(2)	Amended and Restated General Administrative Services Agreement [16]
	(3)	Service Agreement. [8]
	(4)	Amended And Restated Asset Allocation Investment Advisory Agreement. [8]
	(5)	Research Services Agreement. [18]
(j)		Other Material Contracts: Powers of Attorney [17] and Exhibit (j) filed herein.
(k)		Legal Opinion. Filed herein.
(l)		Actuarial Opinion. Not applicable.
(m)		Calculation. Not applicable.
(n)		Consents of Independent Auditors and Independent Registered Public Accounting Firm. Filed herein.
(o)		No financial statements are omitted from Item 24.
(p)		Initial Capital Agreements. Not applicable.
(q)		Transfer and Redemption Procedures Pursuant to Rule 6e-3(T)(b)(12)(iii). [10]

Footnotes:

1.        Incorporated by reference to Ameritas Variable Separate Account V Form S-6 initial Registration Statement No. 333-15585, filed on November 6, 1996, EX-99.A1, EX-99.A8C, EX-99.A8D.

2.        Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 initial Registration Statement No. 333-142483 filed on May 1, 2007, EX-99.A.

3.        Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendments Nos. 9 and 12 to Registration Statement No. 333-142483 submitted to the SEC on October 30, 2009 and April 23, 2010, and EX-99.C EX-1, respectively.

4.        Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Registration Statement No. 333-151913 submitted to the SEC on April 9, 2009, EX-99.C.

5.        Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Registration Statement No. 333-151913 submitted to the SEC on June 25, 2008, EX. 99.D, E, H.2, H.5, and H.6.

6.        Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4 initial Registration Statement No. 333-05529, filed on June 7, 1996, EX-99.B6A, EX-99.B8A.

7.        Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4 Post-Effective Amendment No. 4 for Registration Statement No. 333-05529, filed on February 26, 1999, EX-99.(6)(B).

8.        Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 3 to Registration Statement No. 333-151913 submitted to the SEC on February 25, 2011,  EX.99.G(1), EX.99.G(2), EX.99.G(3), EX. 99.I(1), and EX.99.I(2).

9.        Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 5 to Registration Statement No. 333-151913 submitted to the SEC on April 20, 2012, EX.99.G(1) and EX.99.G(2).

10.     Incorporated by reference to Ameritas Variable Separate Account V Form N-6/A Pre-Effective Amendment No. 1 for Registration Statement No. 333-151913, filed on November 12, 2008 EX.99.H.1, H.3, H.4, and Q.

11.     Incorporated by reference to Ameritas Variable Separate Account V Form S-6 Pre-Effective Amendment No. 1 to Registration Statement No. 333-15585, filed on January 17, 1997, EX-99.A8B.

12.     Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 13 to Registration Statement No. 333-142483 submitted to the SEC on April 18, 2011, EX.99.H(1) and (2).

13.     Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 Pre-Effective Amendment No. 1 to Registration Statement No. 333-151912 submitted to the SEC on November 12, 2008, EX.99.H.1, H.2, and H.3.

14.     Incorporated by reference to Carillon Life Account Form N-6 Pre-Effective Amendment No. 1 to Registration Statement No. 333-151914 submitted to the SEC on November 12, 2008 EX.99.H.4.

15.     Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 4 to Registration No. 333-142483, filed on July 23, 2008, EX-99.H8C.

16.     Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 14 to Registration Statement No. 333-142483 submitted to the SEC on January 20, 2012, EX-99.H.

17.     Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment 6 to Registration No. 333-151913 submitted to the SEC on April 25, 2013, EX-99.16.

18.     Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post Effective Amendment No. 4 to Registration No. 333-182090, filed on August 16, 2013, EX-99.H.

Item 27.     Directors and Officers of the Depositor

Name and Principal	Position and Offices
Business Address*	with Depositor

JoAnn M. Martin	Director, Chair, President & Chief Executive Officer
James P. Abel	Director
J. Sidney Dinsdale	Director
James R. Krieger	Director
Tonn M. Ostergard	Director
Kim M. Robak	Director
Paul C. Schorr, IV	Director
William W. Lester	Executive Vice President & Corporate Treasurer
Timmy L. Stonehocker	Executive Vice President
Robert C. Barth	Senior Vice President & Chief Financial Officer
J. Thomas Burkhard	Senior Vice President, Chief Distribution Officer, Individual
Nancy A. Dalessio	Senior Vice President, Information Technology
Karen M. Gustin	Senior Vice President, Group Field Sales, National Accounts & Broker Blocks
Cheryl L. Heilman	Senior Vice President, Individual Operations
Arnold D. Henkel	Senior Vice President, Individual Strategic Alliances
Robert M. Jurgensmeier	Senior Vice President, Chief Actuary, Individual
Robert G. Lange	Vice President, General Counsel & Assistant Secretary, Individual
Bruce E. Mieth	Senior Vice President, Group Customer Connections & Operations
James Mikus	Senior Vice President & Chief Investment Officer
Lisa A. Mullen	Senior Vice President, Individual Financial Operations
Robert-John H. Sands	Senior Vice President & Corporate Secretary
Janet L. Schmidt	Senior Vice President, Human Resources
Steven J. Valerius	President, Individual Division
Kenneth L. VanCleave	President, Group Division
Michael B. Weckenbrock	Second Vice President, Corporate Compliance
Paul G. Wesling	Senior Vice President, Individual DI Product Management
Linda A. Whitmire	Senior Vice President, Chief Actuary, Corporate
Richard A. Wiedenbeck	Senior Vice President & Chief Information Officer
Kelly J. Wieseler	Senior Vice President, Group Chief Actuary & Provider Relations
Susan K. Wilkinson	Senior Vice President, Planning & Risk Management

*          Principal business address: Ameritas Life Insurance Corp., 5900 "O" Street, Lincoln, Nebraska 68510.

Item 28.     Persons Controlled by or Under Common Control with the Depositor or the Registrant

Name of Corporation (state where organized)	Principal Business

Ameritas Mutual Holding Company (NE)	mutual insurance holding company

Ameritas Holding Company (NE)	stock insurance holding company

Ameritas Life Insurance Corp. (NE)	life/health insurance company
Acacia Life Insurance Company (DC)	life insurance company
Acacia Federal Savings Bank (DE)	federally chartered bank owned by Acacia Life Insurance Company (85.21%) and Ameritas Life Insurance Corp. (14.79%)
Calvert Investments Inc. (DE)	holding company
Calvert Investment Management, Inc. (DE)	asset management services
Calvert Investment Services, Inc. (DE)	shareholder services
Calvert Investment Administrative Services, Inc. (DE)	administrative services
Calvert Investment Distributors, Inc. (DE)	broker-dealer
Griffin Realty, LLC (VA)	real estate investment company
Ameritas Investment Corp. (NE)	securities broker dealer and investment adviser owned by Ameritas Life Insurance Corp. (85%) and Centralife Annuities Service, Inc. (15%)
Ameritas Life Insurance Corp. of New York (NY)	life insurance company
The Union Central Life Insurance Company (NE)	life insurance company
PRBA, Inc. (CA)	holding company
PRB Administrators, Inc. (DE)	pension administration services

Ameritas Investment Partners, Inc. (NE)	investment adviser
Ameritas Mortgage Funding, Inc. (NE)	mortgage loan servicing

Subsidiaries are indicated by indentations.  Ownership is 100% by the parent company except as noted.

Item 29.         Indemnification

Ameritas Life Insurance Corp.'s By-laws provide as follows:

"The Corporation shall indemnify any person who was, or is a party, or is threatened to be made a party, to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that he or she is or was a director, officer or employee of the Corporation or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses including attorney’s fees, judgments, fines and amounts paid in settlement actually and reasonably incurred in connection with such action, suit or proceeding to the full extent authorized by the laws of Nebraska."

Section 21-20,103 of the Nebraska Business Corporation Act, in general, allows a corporation to indemnify any director, officer, employee or agent of the corporation against liability by him or her in connection with an action, suit or proceeding, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interest of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful.

In a case of a derivative action, no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his or her duty to the corporation, unless a court in which the action was brought shall determine that such person is fairly and reasonably entitled to indemnification for such expenses which the Court shall deem proper.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.         Principal Underwriter

a)       Ameritas Investment Corp. ("AIC") serves as the principal underwriter for the variable life insurance contracts issued through Ameritas Variable Separate Account V, as well as Ameritas Variable Separate Account VL, Ameritas Life Insurance Corp. Separate Account LLVL, Ameritas Life of NY Separate Account VUL, and Carillon Life Account.  AIC also serves as the principal underwriter for variable annuity contracts issued through Ameritas Variable Separate Account VA-2, Ameritas Variable Separate Account VA, Ameritas Life Insurance Corp. Separate Account LLVA, Ameritas Life of NY Separate Account VA, and Carillon Account.

b)       The following table sets forth certain information regarding the officers and directors of the principal underwriter, Ameritas Investment Corp.

Name and Principal	Positions and Offices
Business Address	With Underwriter
William W. Lester*	Director & Chair
Salene Hitchcock-Gear*	Director, President & Chief Executive Officer
Robert C. Barth*	Director
Kent M. Campbell**	Director
Timmy L. Stonehocker*	Director
Billie B. Beavers***	Senior Vice President
Bruce D. Lefler***	Senior Vice President - Public Finance
Robert-John H. Sands*	Corporate Secretary

*            Principal business address: Ameritas Investment Corp., 5900 "O" Street, Lincoln, Nebraska 68510.

**         Principal business address: Aviva USA, 7700 Mills Civic Parkway, West Des Moines, Iowa 50266.

***       Principal business address: Ameritas Investment Corp., 440 Regency Parkway Drive, Suite 222, Omaha, Nebraska 68114.

(c)   Compensation From the Registrant.

(1)	(2)	(3)	(4)	(5)
		Compensation on
	Net Underwriting	Events Occasioning
Name of Principal	Discounts and	the Deduction of a	Brokerage	Other
Underwriter	Commissions	Deferred Sales Load	Commissions	Compensation
Ameritas Investment
Corp. ("AIC")	$3,049,551	$0	$1,391	$59,394

(2)+(4)+(5) = Gross variable life compensation received by AIC.

(2) = Sales compensation received and paid out by AIC as underwriter; AIC retains 0.

(4) = Sales compensation received by AIC for retail sales.

(5) = Sales compensation received by AIC and retained as underwriting fee.

Item 31.   Location of Accounts and Records

The Books, records and other documents required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained at Ameritas Life Insurance Corp., 5900 "O" Street, Lincoln, Nebraska 68510.

Item 32.   Management Services

There are no additional management services contracts that are not discussed in Part A or B of the registration statement.

Item 33.   Fee Representation

          Ameritas Life Insurance Corp. represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Ameritas Variable Separate Account V, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 7 to Registration Statement No. 333-151913 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to be signed on its behalf by the undersigned duly authorized in the City of Lincoln, County of Lancaster, State of Nebraska on this 13th day of August, 2013.

AMERITAS VARIABLE SEPARATE ACCOUNT V, Registrant

AMERITAS LIFE INSURANCE CORP., Depositor

By: JoAnn M. Martin*
Chair of the Board

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on August 13, 2013.

SIGNATURE	TITLE

JoAnn M. Martin *	Director, Chair, President & Chief Executive Officer
James P. Abel *	Director
J. Sidney Dinsdale **	Director
James R. Krieger*	Director
Tonn M. Ostergard *	Director
Kim M. Robak *	Director
Paul C. Schorr, IV *	Director
William W. Lester *	Executive Vice President & Corporate Treasurer
Timmy L. Stonehocker*	Executive Vice President
Robert C. Barth *	Senior Vice President, & Chief Financial Officer
Robert-John H. Sands*	Senior Vice President & Corporate Secretary
Steven J. Valerius *	President, Individual Division

        /S/ Robert G. Lange

Robert G. Lange                             Vice President, General Counsel & Assistant Secretary, Individual

*            Signed by Robert G. Lange under Powers of Attorney executed effective as of August 21, 2012.

**         Signed by Robert G. Lange under Powers of Attorney executed effective as of August 1, 2013.

Exhibit Index

        Exhibit

(j)                    Other Material Contracts: Power of Attorney

(k)                             Legal Opinion

(n)                   Consents of Independent Auditors and Independent Registered Public Accounting Firm